Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2019
Statutory and other information
Schedule of auditor's remuneration

	2019	2018	2017
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	3.9	3.8	3.0
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	8.3	9.4	5.7
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	2.0	2.0
Audit-related assurance services	0.3	0.8	0.4
Tax compliance services	–	0.1	–
Other assurance services	0.1	0.9	–
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.4	–
	14.9	17.4	11.1

Schedule of key management personnel compensation

	2019	2018	2017
	$’000	$’000	$’000
Short-term employee benefits	31,329	32,523	28,274
Post-employment benefits	1,766	2,387	2,469
Share-based payments	19,210	23,605	16,452
	52,305	58,515	47,195